MANNING & NAPIER FUND, INC.

Supplement dated February 2, 2009 to the following Prospectuses

The combined prospectus dated May 1, 2008 for the following Series:

Small Cap Series	High Yield Bond Series
Commodity Series	Global Fixed Income Series
Technology Series	Financial Services Series
International Series	Core Bond Series
Life Sciences Series	Core Plus Bond Series
World Opportunities Series

The prospectuses dated May 1, 2008 for each of the following Series:

Small Cap Series – Class A	Financial Services Series
Technology Series	Diversified Tax Exempt Series
International Series	New York Tax Exempt Series
Life Sciences Series	Ohio Tax Exempt Series
World Opportunities Series – Class A

The combined prospectus dated May 1, 2008 for the following Series:

Core Bond Series	Core Plus Bond Series

The prospectuses dated March 1, 2008 for the following Series and Classes:

Pro-Blend Conservative Term Series – Classes I and S	Pro-Blend Extended Term Series – Class I and S
Pro-Blend Moderate Term Series – Classes I and S	Pro-Blend Maximum Term Series – Class I and S

The prospectuses dated March 1, 2008 for the following Series:

Tax Managed Series	Equity Series

The prospectus dated March 1, 2008 as supplemented on May 19, 2008 and August 20, 2008 for the following Series:

Overseas Series

The prospectus dated March 28, 2008 for the following Series and Classes:

Target Income Series – Classes C, I, K and R	Target 2030 Series – Classes C, I, K and R
Target 2010 Series – Classes C, I, K and R	Target 2040 Series – Classes C, I, K and R
Target 2020 Series – Classes C, I, K and R	Target 2050 Series – Classes C, I, K and R

The prospectus dated November 7, 2008 for the following Series:

Dividend Focus Series

1. Changes with Respect to All Series.

Effective January 1, 2009, Brian Lester and Virge Trotter have been named to the Senior Research Group of Manning & Napier Advisors, Inc. (the “Advisor”), the investment advisor to each of the Series of the Manning & Napier Fund, Inc. The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each of the Series identified above. Accordingly, the “Portfolio Managers” section of each of the prospectuses identified above is hereby revised to reflect the following new information.

Name and Title	Brian W. Lester, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1998. Current position held since 2001. Member of Senior Research Group since 2009. Member of Life Sciences Series Research Team since 2002.

Name and Title	Virge J. Trotter, III, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 1997. Current position held since 1997. Member of Senior Research Group since 2009. Member of Financial Services Series Research Team since 2004.

2. Changes with Respect to the Class S Shares of the Pro-Blend Series.

As more specifically set forth below, the Class S shares prospectus of the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series (the “Pro-Blend Class S Prospectus”) is being amended to reflect the implementation by the Advisor of a voluntary fee waiver for the Class S shares of these Series. This voluntary fee waiver may be changed or discontinued at any time.

Footnote 6 to the Pro-Blend Conservative Term Series’ fee table in the Pro-Blend Class S Prospectus is hereby deleted and replaced by the following:

The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class S shares do not exceed 1.00% of the average daily net assets of the Class S shares of the Series. This contractual waiver will remain in effect until at least February 28, 2009 and may be extended. In addition, the Advisor has voluntarily agreed to waive fees and reimburse expenses for the Class S shares of the Series so that the Class’s total direct annual fund operating expenses do not exceed 0.90%. This voluntary waiver may be changed or discontinued at any time.

Footnotes 6 to the Pro-Blend Moderate Term Series’, Pro-Blend Extended Term Series’, and Pro-Blend Maximum Term Series’ fee tables in the Pro-Blend Class S Prospectus are hereby deleted and replaced by the following:

The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class S shares do not exceed 1.20% of the average daily net assets of the Class S shares. This contractual waiver will remain in effect until at least February 28, 2009 and may be extended. In addition, the Advisor has voluntarily agreed to waive fees and reimburse expenses for the Class S shares of the Series so that the Class’s total direct annual fund operating expenses do not exceed 1.10%. This voluntary waiver may be changed or discontinued at any time.

In addition, the table entitled “Annual Management Fees (as a percentage of average daily net assets)” in the “Management Fees” section of the Pro-Blend Class S prospectus is hereby deleted and replaced by the following:

Annual Management Fees (as a percentage of average daily net assets)

Series	Contractual Management Fee	Class S Contractual Expense Limitation	Class S Voluntary Expense Limitation*	Actual Management Fee Paid for Year Ended 10/31/07
Pro-Blend Conservative Term Series	0.60%	1.00%	0.90%	0.80%
Pro-Blend Moderate Term Series	0.75%	1.20%	1.10%	1.00%
Pro-Blend Extended Term Series	0.75%	1.20%	1.10%	1.00%
Pro-Blend Maximum Term Series	0.75%	1.20%	1.10%	1.00%

*	This voluntary waiver may be changed or discontinued at any time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Manning & Napier Fund, Inc.

Supplement dated February 2, 2009 to the

Statement of Additional Information (“SAI”) dated March 1, 2008,

as supplemented on May 19, 2008, August 20, 2008, and December 22, 2008

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

This supplement applies to the SAI of each of the following series of Manning & Napier Fund, Inc. (the “Fund”): Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, and Overseas Series (each a “Series”). It relates to the Class B, Z, D and E Shares of the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series, and to the Class A, B, Z, D and E Shares of the Tax Managed Series.

Effective January 1, 2009, Brian Lester and Virge Trotter have been named to the Senior Research Group of Manning & Napier Advisors, Inc., the investment advisor to the Series. Accordingly, the section of the SAI entitled “Portfolio Managers” is hereby deleted and replaced by the following:

Portfolio Managers

This section includes information about the Series’ portfolio managers, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

For the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, and Equity Series, the Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series. The Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases must be approved by the Senior Research Group prior to implementation.

For the Pro-Blend Series portfolios, the Advisor’s Fixed Income Group, led by Jack Bauer, constructs and monitors the bond portions of the portfolios. This group develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group prior to implementation.

For the Overseas Series, the Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines, as well as monitors the investment portfolio for the Series. The Advisor’s analysts work with the Series’ Research Team to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by at least one other member of the Series’ Research Team and one member of the Senior Research Group before implementation.

1

The following individuals serve on the Advisor’s Senior Research Group and/or the Research Team of the Overseas Series, as noted. Except as noted below, this information is as of October 31, 2007.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Christian A. Andreach, Senior Analyst	Member of Senior Research Group	Equity Series – between $100,001 and $500,000 Overseas Series – between $10,001 and $50,000 Tax Managed Series – between $10,001 and $50,000 Pro-Blend Extended Term Series – between $1 and $10,000	Between $100,001 and $500,000

Jack Bauer, Senior Analyst	Member of Senior Research Group	None	None

Jeffrey S. Coons, Ph.D., CFA, Senior Analyst	Member of Senior Research Group	Pro-Blend Extended Term Series – between $100,001 and $500,000	Between $100,001 and $500,000

Jeffrey W. Donlon, Senior Analyst	Member of Senior Research Group	None	None

Brian P. Gambill, Senior Analyst	Member of Senior Research Group	None	None

Jeffrey A. Herrmann, Senior Analyst	Member of Senior Research Group	Pro-Blend Maximum Term Series – between $1 and $10,000 Equity Series – between $500,001 and $1,000,000	Between $500,001 and $1,000,000

Brian W. Lester, Senior Analyst*	Member of Senior Research Group	Equity Series – between $100,001 and $500,000 Overseas Series – between $10,001 and $50,000	Between $100,001 and $500,000

Michael J. Magiera, Senior Analyst	Member of Senior Research Group	Equity Series – between $500,001 and $1,000,000 Overseas Series – between $100,001 and $500,000 Tax Managed Series – between $100,001 and $500,000	Over $1,000,000

2

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Marc Tommasi, Senior Analyst	Member of Senior Research Group	None	None

Virge J. Trotter, III, Senior Analyst*	Member of Senior Research Group	None	Between $100,001 and $500,000

*	Information provided as of December 31, 2008.

Compensation. Analyst compensation is provided in two basic forms: base salary and bonus. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of Manning & Napier Advisors, Inc. clients, including Series shareholders.

In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index®. For fixed income analysts, the hurdles are 0% (i.e., positive returns) and the gain/loss on a representative bond benchmark such as the Lehman Bros. Aggregate Index. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in Manning & Napier Advisors, Inc. based upon a combination of performance and tenure. The Advisor may utilize a bonus when recruiting new research employees to help defray relocation costs, if applicable. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients.

Management of Other Portfolios. Manning & Napier Advisors, Inc. does not use a portfolio manager-based structure for the management of investment portfolios. Instead, the Advisor manages mutual funds, other commingled funds and separate accounts using an analyst-driven process. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. As a result, the investment professionals involved in managing the Series of the Manning & Napier Fund that invest in equities are also responsible for managing all other portfolios for clients of the Advisor that pursue similar investment objectives (“Similarly Managed Accounts”).

3

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor’s Similarly Managed Accounts. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Research Teams of Fund Series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all the Advisor’s Similarly Managed Accounts that hold equities, the information for each portfolio manager listed below relates to all the Similarly Managed Accounts. In addition, one of the portfolio managers below has portfolio management responsibility for an account that is managed with different investment objectives and uses different security selection processes than those that are used for the Fund Series. Information about this account is provided in the footnotes below the table. Except as noted below, this information is as of October 31, 2007.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts		Total Assets
Christian A. Andreach	13	$4,025,612,800	17	$1,212,799,910	7,498		$13,760,771,401
Jeffrey S. Coons	13	$4,025,612,800	17	$1,212,799,910	7,499	[1]	$13,766,924,992
Jeffrey W. Donlon	13	$4,025,612,800	17	$1,212,799,910	7,498		$13,760,771,401
Brian P. Gambill	13	$4,025,612,800	17	$1,212,799,910	7,498		$13,760,771,401
Jeffrey A. Herrmann	13	$4,025,612,800	17	$1,212,799,910	7,498		$13,760,771,401
Brian W. Lester**	19	$3,741,795,453	19	$1,482,605,747	8,363		$10,807,055,316
Michael J. Magiera	13	$4,025,612,800	17	$1,212,799,910	7,498		$13,760,771,401
Marc Tommasi	13	$4,025,612,800	17	$1,212,799,910	7,498		$13,760,771,401
Virge J. Trotter, III**	19	$3,741,795,453	19	$1,482,605,747	8,363		$10,807,055,316

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

**	Information as of October 31, 2008.

[1]	Includes one separate account with assets of approximately $6.1 million, which is subject to a performance-based advisory fee.

The Advisor’s fixed income portfolio managers manage the fixed income Series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class investment accounts, other pooled investment vehicles, and separate accounts. Because the portfolio management role of these individuals extends across all the Advisor’s accounts that hold fixed income securities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor’s management. None of these accounts is subject to a performance-based fee. This information is as of October 31, 2007.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Jack Bauer	9	$2,277,532,749	16	$1,159,499,910	6,969	$11,217,237,501

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

Management of Conflicts of Interest. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

4

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income securities on an aggregate basis to increase efficiency of execution. In the event of a partially filled order, the Advisor uses a computer-generated randomizer to objectively assign the order of execution among accounts. Each account that participates in an aggregated order on a particular day will participate at the average security price for that day with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments (other than certain fixed income investments, such as new bond issues, as discussed below) is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equity and most fixed income security trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base.

Occasionally, such as when purchasing new bond issues, the Advisor’s Fixed Income Group identifies the securities to be purchased and a member of the team executes the trades. With respect to any account of the Advisor not receiving a full allocation, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be higher or lower than that of the initial issue.

To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

As of October 31, 2007, the Advisor had one account for which its compensation is based on the profitability of the account. This incentive compensation structure may create a conflict of interest for the Advisor with regard to other client accounts for which the Advisor is paid based on a percentage of assets in that the Advisor may have an incentive to allocate the investment ideas that it believes might be the most profitable to the client account where the Advisor might share in investment gains. This risk is minimized by the fact that the Advisor manages this account in accordance with its stated investment objective, which is different from the investment objectives of the Series of the Fund. Further, the Advisor has implemented policies and procedures that prohibit trading in a security for this account if the security is being traded in a Fund Series portfolio at that time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

5

Manning & Napier Fund, Inc.

Supplement dated February 2, 2009 to the

Statement of Additional Information (“SAI”) dated March 28, 2008,

as supplemented on December 22, 2008

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

This supplement applies to the SAI of each of the following series of Manning & Napier Fund, Inc. (the “Fund”): Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, and Target 2050 Series (each, a “Series”). This SAI relates to the Class I, K, R and C Shares of each Series.

Effective January 1, 2009, Brian Lester and Virge Trotter have been named to the Senior Research Group of Manning & Napier Advisors, Inc., the investment advisor to the Series. Accordingly, the section of the SAI entitled “Portfolio Managers” is hereby deleted and replaced by the following:

Portfolio Managers

This section includes information about the Series’ portfolio managers, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series. The Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases must be approved by the Senior Research Group prior to implementation.

The Advisor’s Fixed Income Group, led by Jack Bauer, constructs and monitors the bond portions of the Series’ portfolios. This group develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group prior to implementation.

The following individuals serve on the Advisor’s Senior Research Group. Except as noted below, this information is as of December 31, 2007.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series*
Christian A. Andreach, Senior Analyst	Member of Senior Research Group	None	Between $100,001 and $500,000

Jack Bauer, Senior Analyst	Member of Senior Research Group	None	None

Jeffrey S. Coons, Ph.D., CFA, Senior Analyst	Member of Senior Research Group	None	Between $100,001 and $500,000

Jeffrey W. Donlon, Senior Analyst	Member of Senior Research Group	None	None

Brian P. Gambill, Senior Analyst	Member of Senior Research Group	None	None

1

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI*	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series*
Jeffrey A. Herrmann, Senior Analyst	Member of Senior Research Group	None	Between $500,001 and $1,000,000

Brian W. Lester, Senior Analyst*	Member of Senior Research Group	None	Between $100,001 and $500,000

Michael J. Magiera, Senior Analyst	Member of Senior Research Group	None	Over $1,000,000

Marc Tommasi, Senior Analyst	Member of Senior Research Group	None	None

Virge J. Trotter, III, Senior Analyst*	Member of Senior Research Group	None	Between $100,001 and $500,000

*	This information is as of December 31, 2008.

Compensation. Analyst compensation is provided in two basic forms: base salary and bonus. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of Manning & Napier Advisors, Inc. clients, including Series shareholders.

In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index®. For fixed income analysts, the hurdles are 0% (i.e., positive returns) and the gain/loss on a representative bond benchmark such as the Lehman Bros. U.S. Aggregate Index. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in Manning & Napier Advisors, Inc. based upon a combination of performance and tenure. The Advisor may utilize a bonus when recruiting new research employees to help defray relocation costs, if applicable. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients.

2

Management of Other Portfolios. Manning & Napier Advisors, Inc. does not use a portfolio manager-based structure for the management of investment portfolios. Instead, the Advisor manages mutual funds, other commingled funds and separate accounts using an analyst-driven process. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. As a result, the investment professionals involved in managing the Series of the Manning & Napier Fund that invest in equities are also responsible for managing all other portfolios for clients of the Advisor that pursue similar investment objectives (“Similarly Managed Accounts”).

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor’s Similarly Managed Accounts. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Research Teams of Fund Series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all the Advisor’s Similarly Managed Accounts that hold equities, the information for each portfolio manager listed below relates to all the Similarly Managed Accounts. In addition, one of the portfolio managers below has portfolio management responsibility for an account that is managed with different investment objectives and uses different security selection processes than those that are used for the Fund Series. Information about this account is provided in the footnotes below the table. Except as noted below, this information is as of December 31, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts		Total Assets
Christian A. Andreach	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Jeffrey S. Coons	13	$4,087,628,594	17	$1,242,892,394	7,694	[1]	$13,532,843,417
Jeffrey W. Donlon	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Brian P. Gambill	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Jeffrey A. Herrmann	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Brian W. Lester**	19	$3,741,795,453	19	$1,482,605,747	8,363		$10,807,055,316
Michael J. Magiera	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Marc Tommasi	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Virge J. Trotter, III**	19	$3,741,795,453	19	$1,482,605,747	8,363		$10,807,055,316

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

**	Information as of October 31, 2008.

[1]	Includes one separate account with assets of approximately $5.8 million, which is subject to a performance-based advisory fee.

The Advisor’s fixed income portfolio managers manage the fixed income Series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class investment accounts, other pooled investment vehicles, and separate accounts. Because the portfolio management role of these individuals extends across all the Advisor’s accounts that hold fixed income securities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor’s management. None of these accounts is subject to a performance-based fee. This information is as of December 31, 2007.

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	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Jack Bauer	9	$2,298,816,526	16	$1,190,840,525	7,138	$11,114,995,964

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

Management of Conflicts of Interest. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income securities on an aggregate basis to increase efficiency of execution. In the event of a partially filled order, the Advisor uses a computer-generated randomizer to objectively assign the order of execution among accounts. Each account that participates in an aggregated order on a particular day will participate at the average security price for that day with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments (other than certain fixed income investments, such as new bond issues, as discussed below) is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equity and most fixed income security trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base.

Occasionally, such as when purchasing new bond issues, the Advisor’s Fixed Income Group identifies the securities to be purchased and a member of the team executes the trades. With respect to any account of the Advisor not receiving a full allocation, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be higher or lower than that of the initial issue.

To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

As of December 31, 2007, the Advisor had one account for which its compensation is based on the profitability of the account. This incentive compensation structure may create a conflict of interest for the Advisor with regard to other client accounts for which the Advisor is paid based on a percentage of assets in that the Advisor may have an incentive to allocate the investment ideas that it believes might be the most profitable to the client account where the Advisor might share in investment gains. This risk is minimized by the fact that the Advisor manages this account in accordance with its stated investment objective, which is different from the investment objectives of the Series of the Fund. Further, the Advisor has implemented policies and procedures that prohibit trading in a security for this account if the security is being traded in a Fund Series portfolio at that time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

4

Manning & Napier Fund, Inc.

Supplement dated February 2, 2009 to the

Statement of Additional Information (“SAI”) dated November 7, 2008,

as supplemented on December 22, 2008

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

This supplement applies to the SAI of the Dividend Focus Series (the “Series”) of Manning & Napier Fund, Inc. (the “Fund”).

Effective January 1, 2009, Brian Lester and Virge Trotter have been named to the Senior Research Group of Manning & Napier Advisors, Inc., the investment advisor to the Series. Accordingly, the section of the SAI entitled “Portfolio Managers” is hereby deleted and replaced by the following:

Portfolio Managers

This section includes information about the Series’ portfolio managers, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. A designated Research Team for the Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team runs quantitative screens to identify stocks for inclusion in the portfolio in line with the Senior Research Group’s policies and guidelines. The resulting portfolio of stocks meeting the quantitative criteria is reviewed and approved by the members of the Series’ Research Team. No specific member of the Series’ Research Team is required to approve security purchases and sales.

The following individuals serve on the Advisor’s Senior Research Group and/or the Research Team of the Dividend Focus Series, as noted. Except as noted below, this information is as of September 30, 2008.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Christian A. Andreach, Senior Analyst	Member of Senior Research Group	None	Between $100,001 and $500,000

Jeffrey S. Coons, Ph.D., Senior Analyst	Member of Senior Research Group, Member of Series Research Team	None	Between $100,001 and $500,000

Jeffrey W. Donlon, Senior Analyst	Member of Senior Research Group	None	Between $10,001 and $50,000

Brian P. Gambill, Senior Analyst	Member of Senior Research Group	None	None

Jeffrey A. Herrmann, Senior Analyst	Member of Senior Research Group	None	Between $100,001 and $500,000

1

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Brian W. Lester, Senior Analyst*	Member of Senior Research Group	None	Between $100,001 and $500,000

Michael J. Magiera, Senior Analyst	Member of Senior Research Group	None	Between $500,001 and $1,000,000

Christopher F. Petrosino, Analyst	Member of Series Research Team	None	Between $10,001 and $50,000

Marc Tommasi, Senior Analyst	Member of Senior Research Group	None	None

Virge J. Trotter, III, Senior Analyst*	Member of Senior Research Group	None	Between $100,001 and $500,000

*	Information provided as of December 30, 2008.

Compensation. Analyst compensation is provided in two basic forms: base salary and bonus. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of the Advisor’s clients, including Series shareholders.

For other investment vehicles managed by the Senior Research Group, the Advisor has a bonus system based on the performance of individual securities. The bonus structure discussed in this paragraph does not apply to the Series, which is quantitative in nature. In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index®. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in the Advisor based upon a combination of performance and tenure. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients. The Advisor may utilize a bonus when recruiting new research employees to help defray relocation costs, if applicable.

The compensation of the Series’ Research Team and the Senior Research Group is not dependent on the performance of the Series.

Management of Other Portfolios. Members of the Series’ Research Team and the Senior Research Group act as managers of the Series. Members of the Senior Research Group also manage other series

2

of the Fund. The Advisor does not use a portfolio manager-based structure for the management of investment portfolios. Instead, the Advisor manages other series of the Fund, other commingled funds and separate accounts using an analyst-driven process. For funds other than the Series and for actively-managed separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. As a result, the investment professionals involved in managing the other series of the Fund that invest in equities are also responsible for managing all other portfolios for clients of the Advisor that pursue similar investment objectives (“Actively Managed Accounts”).

Accordingly, each member of the Senior Research Group listed below has been assigned portfolio management responsibility for portions of the Advisor’s Actively Managed Accounts. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Research Teams of Fund series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all the Advisor’s Actively Managed Accounts that hold equities, the information for each portfolio manager listed below relates to all the Actively Managed Accounts. Except as noted below, this information is as of September 30, 2008.

Christopher Petrosino has portfolio management responsibility only for the Series and for the Advisor’s separately-managed accounts with the same investment objectives.

In addition, Mr. Coons and Mr. Petrosino also share management responsibility for an account that is subject to a performance-based fee. This account is managed with a different investment objective and uses a different security selection process than those that are used for the Series. Information about this account is provided in a footnote below the table.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts		Total Assets
Christian A. Andreach	19	$4,242,531,604	19	$1,755,163,026	8,369		$12,705,742,852
Jeffrey S. Coons	19	$4,242,531,604	19	$1,755,163,026	8,370	[1]	$12,710,360,316	[1]
Jeffrey W. Donlon	19	$4,242,531,604	19	$1,755,163,026	8,369		$12,705,742,852
Brian P. Gambill	19	$4,242,531,604	19	$1,755,163,026	8,369		$12,705,742,852
Jeffrey A. Herrmann	19	$4,242,531,604	19	$1,755,163,026	8,369		$12,705,742,852
Brian W. Lester**	19	$3,741,795,453	19	$1,482,605,747	8,363		$10,807,055,316
Michael J. Magiera	19	$4,242,531,604	19	$1,755,163,026	8,369		$12,705,742,852
Christopher F. Petrosino	19	$4,242,531,604	19	$1,755,163,026	8,370	[1]	$12,710,360,316	[1]
Marc Tommasi	19	$4,242,531,604	19	$1,755,163,026	8,369		$12,705,742,852
Virge J. Trotter, III**	19	$3,741,795,453	19	$1,482,605,747	8,363		$10,807,055,316

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

**	Information as of October 31, 2008.

[1]	Includes one separate account with assets of approximately $4.6 million, which is subject to a performance-based advisory fee.

Management of Conflicts of Interest. The Series is passively managed using quantitative security selection screens. The Advisor also manages separately-managed accounts using the same stock selection approach. The compensation of the Series’ Research Team and the Senior Research Group is not dependent on the performance of the Series or separate accounts managed in a similar style. The

3

Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and other accounts that have authorized it to do so, the Advisor trades equities on an aggregate basis to increase efficiency of execution. In the event of a partially filled order, the Advisor uses a computer-generated randomizer to objectively assign the order of execution among accounts. Each account that participates in an aggregated order on a particular day will participate at the average security price for that day with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. Traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base.

To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

As of September 30, 2008, the Advisor had one account for which its compensation is based on the profitability of the account. This incentive compensation structure may create a conflict of interest for the Advisor with regard to other client accounts for which the Advisor is paid based on a percentage of assets in that the Advisor may have an incentive to allocate the investment ideas that it believes might be the most profitable to the client account where the Advisor might share in investment gains. This risk is minimized by the fact that the Advisor manages this account in accordance with its stated investment objective, which is different from the investment objectives of the series of the Fund. Further, the Advisor has implemented policies and procedures that prohibit trading in a security for this account if the security is being traded in a Fund series portfolio at that time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

4

Manning & Napier Fund, Inc.

Supplement dated February 2, 2009 to the

Statement of Additional Information (“SAI”) dated May 1, 2008,

as supplemented on December 22, 2008

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

This supplement applies to the SAI of each of the following series of Manning & Napier Fund, Inc. (the “Fund”): Small Cap Series, Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, Global Fixed Income Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series (each a “Series”). This SAI relates to the Class A, B, Z, D and E Shares of the Small Cap Series and the World Opportunities Series.

Effective January 1, 2009, Brian Lester and Virge Trotter have been named to the Senior Research Group of Manning & Napier Advisors, Inc., the investment advisor to the Series. Accordingly, the section of the SAI entitled “Portfolio Managers” is hereby deleted and replaced by the following:

Portfolio Managers

This section includes information about the Series’ portfolio managers, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series.

For the Series of the Fund that include equity securities, other than the World Opportunities Series, a designated Research Team for each Series implements those policies and guidelines, as well as monitors the investment portfolio for the Series. Each Series’ Research Team works with the Advisor’s analysts to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by two members of the Series’ Research Team and one member of the Senior Research Group before implementation. No specific member of the Series’ Research Team or Senior Research Group is required to approve securities purchases and sales.

For the World Opportunities Series, the Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases must be approved by a majority of the Senior Research Group prior to implementation. Security purchases and sales must also be approved by either Mr. Coons, Mr. Herrmann, or Mr. Gambill.

For the Series of the Fund that invest solely in fixed income securities, the Series’ Research Team, led by Jack Bauer, constructs and monitors the Series’ portfolio. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group.

The following individuals serve on the Advisor’s Senior Research Group and/or the Research Teams of specific Series of the Fund, as noted. Except as otherwise noted, this information is as of December 31, 2007.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Christian A. Andreach, Senior Analyst	Member of Senior Research Group	Life Sciences Series – between $1 and $10,000 Financial Services Series – between $10,001 and $50,000 International Series – between $1 and $10,000	Between $100,001 and $500,000
Jack Bauer, Senior Analyst	Member of Tax Exempt Series, Core Bond Series, Core Plus Bond Series, Global Fixed Income Series, and High Yield Bond Series Research Teams	None	None
Jeffrey S. Coons, Ph.D., CFA, Senior Analyst	Member of Senior Research Group	None	Between $100,001 and $500,000
Eric L. Daniels, Senior Analyst	Member of Life Sciences Series Research Team	None	Between $1 and $10,000
Jeffrey W. Donlon, Senior Analyst	Member of Senior Research Group, Member of Technology Series Research Team	None	None
Brian P. Gambill, Senior Analyst	Member of Senior Research Group, Member of International Series Research Team	None	None
R. Keith Harwood, Fixed Income Analyst	Member of Core Bond Series, Core Plus Bond Series, and High Yield Bond Series Research Teams	None	None
Jeffrey A. Herrmann, Senior Analyst	Member of Senior Research Group, Member of International Series Research Team	Life Sciences Series – between $10,001 and $50,000 Technology Series – between $10,001 and $50,000 Small Cap Series – between $1 and $10,000 World Opportunities Series – between $1 and $10,000	Between $500,001 and $1,000,000

Brian W. Lester, Senior Analyst*	Member of Senior Research Group, Member of Life Sciences Series Research Team	Small Cap Series – between $1 and $10,000 World Opportunities Series – between $10,001 and $50,000	Between $100,001 and $500,000
Jason P. Lisiak, Senior Analyst	Member of Small Cap Series Research Team	None	Between $50,001 and $100,000
Michael J. Magiera, Senior Analyst	Member of Senior Research Group, Member of Financial Services Series Research Team	Small Cap Series – between $10,001 and $50,000 Financial Services Series – between $10,001 and $50,000 World Opportunities Series – between $1 and $10,000	Over $1,000,000
Jeffrey D. McCormack, Analyst	Member of Life Sciences Series Research Team		Between $10,001 and $50,000
John D. Mitchell, Analyst	Member of Financial Services Series Research Team	Financial Services Series – between $1 and $10,000	Between $100,001 and $500,000
James Nawrocki, Senior Analyst	Member of Tax Exempt Series, Core Bond Series, Core Plus Bond Series, Global Fixed Income, and High Yield Bond Series Research Teams	None	Between $10,001 and $50,000
Ajay M. Sadarangani, Analyst	Member of Technology Series Research Team	None	Between $50,001 and $100,000
Robert F. Pickels, Senior Analyst	Member of Small Cap Series Research Team	None	Between $10,001 and $50,000
Marc Tommasi, Senior Analyst	Member of Senior Research Group, Member of International Series and Global Fixed Income Series Research Teams	None	None
Virge J. Trotter, III, Senior Analyst*	Member of Senior Research Group, Member of Financial Service Series Research Team	None	Between $100,001 and $500,000
Jeffrey M. Tyburski, Senior Analyst	Member of Small Cap Series Research Team	Small Cap Series – between $1 and $10,000	Between $1 and $10,000
Jay Welles, Senior Analyst	Member of Technology Series Research Team	None	None

*	Information as of December 31, 2008.

Compensation. Equity and fixed income analyst compensation is provided in two basic forms: base salary and bonus. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of Manning & Napier Advisors, Inc. clients, including Series shareholders.

In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index®. For fixed income analysts, the hurdles are 0% (i.e., positive returns) and the gain/loss on a representative bond benchmark such as the Lehman Bros. Aggregate Index. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in Manning & Napier Advisors, Inc. based upon a combination of performance and tenure. The Advisor may utilize a bonus when recruiting new research employees to help defray relocation costs, if applicable. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients.

Management of Other Portfolios. Manning & Napier Advisors, Inc. does not use a portfolio manager-based structure for the management of investment portfolios. Instead, the Advisor manages mutual funds, other commingled funds and separate accounts using an analyst-driven process. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. As a result, the investment professionals involved in managing the Series of the Manning & Napier Fund that invest in equities are also responsible for managing all other portfolios for clients of the Advisor that pursue similar investment objectives (“Similarly Managed Accounts”).

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor’s Similarly Managed Accounts. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Research Teams of Fund Series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all the Advisor’s Similarly Managed Accounts that hold equities, the information for each portfolio manager listed below relates to all the Similarly Managed Accounts. In addition, one of the portfolio managers below has portfolio management responsibility for an account that is managed with different investment objectives and uses different security selection processes than those that are used for the Fund Series. Information about this account is provided in the footnotes below the table. Except as otherwise noted, this information is as of December 31, 2007.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts		Total Assets
Christian A. Andreach	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Jeffrey S. Coons	13	$4,087,628,594	17	$1,242,892,394	7,694	[1]	$13,532,843,417	[1]
Eric L. Daniels	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Jeffrey W. Donlon	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Brian P. Gambill	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Jeffrey A. Herrmann	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Brian W. Lester**	20	$3,599,743,738	19	$1,421,939,121	8,331		$10,218,105,203
Jason P. Lisiak	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Michael J. Magiera	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Jeffrey D. McCormack	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
John D. Mitchell	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Ajay M. Sadarangani	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Robert F. Pickels	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Marc Tommasi	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Virge J. Trotter, III**	20	$3,599,743,738	19	$1,421,939,121	8,331		$10,218,105,203
Jeffrey M. Tyburski	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879
Jay Welles	13	$4,087,628,594	17	$1,242,892,394	7,693		$13,527,071,879

*        At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

**     Information as of November 30, 2008.

[1]         Includes one separate account with assets of approximately $5.8 million, which is subject to a performance-based advisory fee.

The Advisor’s fixed income portfolio managers manage the fixed income Series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class investment accounts, other pooled investment vehicles, and separate accounts. Because the portfolio management role of these individuals extends across all the Advisor’s accounts that hold fixed income securities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor’s management. These accounts are not subject to performance-based fees. This information is as of December 31, 2007.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts		Total Assets
Jack Bauer	9	$2,298,816,526	16	$1,190,840,525	7,138		$11,114,995,964
R. Keith Harwood	9	$2,298,816,526	16	$1,190,840,525	7,138		$11,114,995,964
James Nawrocki	9	$2,298,816,526	16	$1,190,840,525	7,138		$11,114,995,964

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

Management of Conflicts of Interest. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income investments on an aggregate basis to increase efficiency of execution. Fixed income securities in the Core Bond Series and Core Plus Bond Series are also generally traded on a aggregate basis. In the event of a partially filled order, the Advisor allocates securities first to the Core Bond Series and Core Plus Series and then uses a computer-generated randomizer to objectively assign the order of execution among other accounts. Each account that participates in an aggregated order on a particular day will participate at the average security price for that day with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments (other than certain fixed income investments, such as new bond issues, as discussed below) is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equities and most fixed income securities trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base. To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

For the Tax Exempt Series, High Yield Bond Series, and Global Fixed Income Series, the trading function for the Series is separate from the trading function for other accounts. For these Series, the respective Series’ Research Team identifies the securities to be purchased and a member of the team executes the trades. The team members do not execute trades in the types of securities held in the Series’ portfolios for other accounts managed by the Advisor. Rather, when similar fixed income securities are to be purchased for such other accounts, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but strict guidelines as to security, position size, and price are set by the analysts recommending the security.

Occasionally, such as when purchasing new bond issues, a member of the Research Team of the Core Bond Series or Core Plus Bond Series identifies the securities to be purchased and a member of the team executes the trades. With respect to any account of the Advisor not receiving a full allocation, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be different than that of the initial issue.

As of December 31, 2007, the Advisor had one account for which its compensation is based on the profitability of the account. This incentive compensation structure may create a conflict of interest for the Advisor with regard to other client accounts for which the Advisor is paid based on a percentage of assets in that the Advisor may have an incentive to allocate the investment ideas that it believes might be the most profitable to the client account where the Advisor might share in investment gains. This risk is minimized by the fact that the Advisor manages this account in accordance with its stated investment objectives, which is different from the investment objectives of the Series of the Fund. Further, the Advisor has implemented policies and procedures that prohibit trading in a security for this account if the security is being traded in a Fund Series portfolio at that time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Manning & Napier Fund, Inc.

Supplement dated February 2, 2009 to the

Statement of Additional Information (“SAI”) dated March 1, 2008,

as supplemented on December 22, 2008

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

This supplement applies to the SAI of each of the following series of Manning & Napier Fund, Inc. (the “Fund”): Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Term Series, and Pro-Blend Maximum Term Series (each a “Series”). It relates to the Class S and I Shares of the Series.

The Advisor has implemented a voluntary fee waiver for the Class S shares of the Series. Accordingly, the fourth paragraph of the section of the SAI entitled “The Advisor” is hereby deleted and replaced by the following:

Pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to waive fees and reimburse expenses so that the Series’ Class S total direct annual operating expenses do not exceed 1.00% for the Pro-Blend Conservative Term Series and 1.20% for the Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series. Also, pursuant to this agreement, the Advisor has contractually agreed to waive fees and reimburse expenses so that the Series’ Class I total direct annual operating expenses do not exceed 0.70% for the Pro-Blend Conservative Term Series and 0.85% for the Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series. This agreement will remain in effect until at least February 28, 2009 and may be extended. In addition, the Advisor has voluntarily agreed to waive fees and reimburse expenses for the Class S shares of the Series so that the Class’s total direct annual fund operating expenses do not exceed 0.90% for the Pro-Blend Conservative Term Series and 1.10% for the Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series. This voluntary waiver may be changed or discontinued at any time.

Effective January 1, 2009, Brian Lester and Virge Trotter have been named to the Senior Research Group of Manning & Napier Advisors, Inc. (the “Advisor”), the investment advisor to the Series. Accordingly, the section of the SAI entitled “Portfolio Managers” is hereby deleted and replaced by the following:

Portfolio Managers

This section includes information about the Series’ portfolio managers, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series. The Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases must be approved by the Senior Research Group prior to implementation.

The Advisor’s Fixed Income Group, led by Jack Bauer, constructs and monitors the bond portions of the Series’ portfolios. This group develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group prior to implementation.

1

The following individuals serve on the Advisor’s Senior Research Group. Except as noted below, this information is as of October 31, 2007.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Christian A. Andreach, Senior Analyst	Member of Senior Research Group	Pro-Blend Extended Term Series – between $1 and $10,000	Between $100,001 and $500,000

Jack Bauer, Senior Analyst	Member of Senior Research Group	None	None

Jeffrey S. Coons, Ph.D. Senior Analyst	Member of Senior Research Group	Pro-Blend Extended Term Series – between $100,001 and $500,000	Between $100,001 and $500,000

Jeffrey W. Donlon, Senior Analyst	Member of Senior Research Group	None	None

Brian P. Gambill, Senior Analyst	Member of Senior Research Group	None	None

Jeffrey A. Herrmann, Senior Analyst	Member of Senior Research Group	Pro-Blend Maximum Term Series – between $1 and $10,000	Between $500,001 and $1,000,000

Brian W. Lester, Senior Analyst*	Member of Senior Research Group	None	Between $100,001 and $500,000

Michael J. Magiera, Senior Analyst	Member of Senior Research Group	None	Over $1,000,000

Marc Tommasi, Senior Analyst	Member of Senior Research Group	None	None

Virge J. Trotter, III Senior Analyst*	Member of Senior Research Group	Pro-Blend Maximum Term Series – between $100,001 and $500,000	Between $100,001 and $500,000

*	Information provided as of December 31, 2008.

Compensation. Analyst compensation is provided in two basic forms: base salary and bonus. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of Manning & Napier Advisors, Inc. clients, including Series shareholders.

In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index®. For fixed income analysts, the hurdles are 0% (i.e., positive returns) and the gain/loss on a representative bond benchmark such as the Lehman Bros. Aggregate Index. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over

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the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in Manning & Napier Advisors, Inc. based upon a combination of performance and tenure. The Advisor may utilize a bonus when recruiting new research employees to help defray relocation costs, if applicable. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients.

Management of Other Portfolios. Manning & Napier Advisors, Inc. does not use a portfolio manager-based structure for the management of investment portfolios. Instead, the Advisor manages mutual funds, other commingled funds and separate accounts using an analyst-driven process. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. As a result, the investment professionals involved in managing the Series of the Manning & Napier Fund that invest in equities are also responsible for managing all other portfolios for clients of the Advisor that pursue similar investment objectives (“Similarly Managed Accounts”).

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor’s Similarly Managed Accounts. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Research Teams of Fund Series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all the Advisor’s Similarly Managed Accounts that hold equities, the information for each portfolio manager listed below relates to all the Similarly Managed Accounts. In addition, one of the portfolio managers below has portfolio management responsibility for an account that is managed with different investment objectives and uses different security selection processes than those that are used for the Fund Series. Information about this account is provided in the footnotes below the table. Except as noted below, this information is as of October 31, 2007.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts		Total Assets
Christian A. Andreach	13	$4,025,612,800	17	$1,212,799,910	7,498		$13,760,771,401
Jeffrey S. Coons	13	$4,025,612,800	17	$1,212,799,910	7,499	[1]	$13,766,924,992
Jeffrey W. Donlon	13	$4,025,612,800	17	$1,212,799,910	7,498		$13,760,771,401
Brian P. Gambill	13	$4,025,612,800	17	$1,212,799,910	7,498		$13,760,771,401
Jeffrey A. Herrmann	13	$4,025,612,800	17	$1,212,799,910	7,498		$13,760,771,401
Brian W. Lester**	19	$3,741,795,453	19	$1,482,605,747	8,363		$10,807,055,316
Michael J. Magiera	13	$4,025,612,800	17	$1,212,799,910	7,498		$13,760,771,401
Marc Tommasi	13	$4,025,612,800	17	$1,212,799,910	7,498		$13,760,771,401
Virge J. Trotter, III**	19	$3,741,795,453	19	$1,482,605,747	8,363		$10,807,055,316

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

**	Information as of October 31, 2008.

[1]	Includes one separate account with assets of approximately $6.1 million, which is subject to a performance-based advisory fee.

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The Advisor’s fixed income portfolio managers manage the fixed income Series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class investment accounts, other pooled investment vehicles, and separate accounts. Because the portfolio management role of these individuals extends across all the Advisor’s accounts that hold fixed income securities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor’s management. None of these accounts is subject to a performance-based fee. This information is as of October 31, 2007.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Jack Bauer	9	$2,277,532,749	16	$1,159,499,910	6,969	$11,217,237,501

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

Management of Conflicts of Interest. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income securities on an aggregate basis to increase efficiency of execution. In the event of a partially filled order, the Advisor uses a computer-generated randomizer to objectively assign the order of execution among accounts. Each account that participates in an aggregated order on a particular day will participate at the average security price for that day with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments (other than certain fixed income investments, such as new bond issues, as discussed below) is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equity and most fixed income security trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base.

Occasionally, such as when purchasing new bond issues, the Advisor’s Fixed Income Group identifies the securities to be purchased and a member of the team executes the trades. With respect to any account of the Advisor not receiving a full allocation, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be higher or lower than that of the initial issue.

To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

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As of October 31, 2007, the Advisor had one account for which its compensation is based on the profitability of the account. This incentive compensation structure may create a conflict of interest for the Advisor with regard to other client accounts for which the Advisor is paid based on a percentage of assets in that the Advisor may have an incentive to allocate the investment ideas that it believes might be the most profitable to the client account where the Advisor might share in investment gains. This risk is minimized by the fact that the Advisor manages this account in accordance with its stated investment objectives, which is different from the investment objectives of the Series of the Fund. Further, the Advisor has implemented policies and procedures that prohibit trading in a security for this account if the security is being traded in a Fund Series portfolio at that time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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